Expense Example, No Redemption - C Class	Aug. 31, 2025 USD ($)
American Beacon Funds | American Beacon SiM High Yield Opportunities Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 184
Expense Example, No Redemption, 3 Years	578
Expense Example, No Redemption, 5 Years	997
Expense Example, No Redemption, 10 Years	2,166
American Beacon Funds | American Beacon The London Company Income Equity Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	188
Expense Example, No Redemption, 3 Years	582
Expense Example, No Redemption, 5 Years	1,001
Expense Example, No Redemption, 10 Years	2,169
AB FEAC Floating Rate Income Fund - Classes A, C, Y, R5 And Investor | American Beacon DoubleLine Floating Rate Income Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	201
Expense Example, No Redemption, 3 Years	710
Expense Example, No Redemption, 5 Years	1,247
Expense Example, No Redemption, 10 Years	$ 2,714